Supplemental Disclosure with Respect to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Information With Respect To Cash Flows [Abstract]
Supplementary Disclosure of Company's Non Cash Transactions

Supplementary disclosure of the Company’s non-cash transactions is provided in the table below:

	As at December 31,	As at December 31,
	2019 $	2018 $
Accounts payable related to property, plant and equipment	29	101
Accounts payable related to inventories	357	699
Accounts payable related to financings	78	73

	For the years ended December 31,
	2019 $	2018 $
RSUs and DSUs granted to settle accrued liabilities	2,110	1,268
Assets acquired under lease agreements	1,197	43
Interest paid	3,194	50
Income taxes paid	-	-